UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: ____________

Central Index Key Number of securitizer: ____________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Deephaven Residential Mortgage Trust 2021-4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001864947

Central Index Key Number of issuing entity (if applicable): _________

Central Index Key Number of underwriter (if applicable): _________

Jeffrey Meriggi, Authorized Officer

Telephone (212) 257-5774

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RCF II MASTER DEPOSITOR, LLC
(Depositor)

By: Pretium Residential Credit Management, LLC, its manager

By:	/s/ Chris Weidler
Name: Chris Weidler
Title: Authorized Person

Date: November 12, 2021

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Selene Diligence LLC (“Selene”) Due Diligence Narrative Report

Exhibit 99.2	Selene Data Compare

Exhibit 99.3	Selene Findings Details

Exhibit 99.4	Selene Rating Agency Grades

Exhibit 99.5	Selene ATR QM Report

Exhibit 99.6	Selene Valuation Summary

Exhibit 99.7	Selene Data Compare 2

Exhibit 99.8	Selene Findings Details 2

Exhibit 99.9	Selene Rating Agency Grades 2

Exhibit 99.10	Selene ATR QM Report 2

Exhibit 99.11	Selene Valuation Summary 2

Exhibit 99.12	Selene ATR QM Report 3

Exhibit 99.13	Selene Valuation Summary Data 3